Document And Entity Information	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity Registrant Name	Rodin Income Trust, Inc.
Entity Central Index Key	0001664780
Entity Emerging Growth Company	true
Securities Act File Number	333-221814
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-1144197
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE